Personnel Costs - Additional Information (Detail) - Employees	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Number of employees	104,226	106,566	106,859